Vessels, Net, Net Book Value (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Accumulated Depreciation [Abstract]
Additions	$ (4,952)	$ (4,196)
Net book value	259,987		$ 232,128
Vessels [Member]
Cost [Abstract]
Beginning balance	242,462	201,684	201,684
Additions	32,810		40,778
Ending balance	275,272		242,462
Accumulated Depreciation [Abstract]
Beginning balance	(10,353)	$ (1,844)	(1,844)
Additions	(4,940)		(8,509)
Ending balance	(15,293)		(10,353)
Net book value	$ 259,979		$ 232,109